Derivative Financial Instruments - Summary of Derivative Financial Instruments at Notional Value (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Notional amounts outstanding	[1],[2]	$ 9,058,165	$ 8,014,739
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1],[2]	7,253,076	6,357,806
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	606,019	445,831
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	51,420	55,149
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	55,025	62,504
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	86,872	92,773
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	6,453,740	5,701,549
Interest rate contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	617,297	470,447
Interest rate contracts [member] | Exchange-traded [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	606,019	445,831
Interest rate contracts [member] | Exchange-traded [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	5,848	12,829
Interest rate contracts [member] | Exchange-traded [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	5,430	11,787
Interest rate contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	575,985	517,248
Interest rate contracts [member] | Over-the-counter [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	45,572	42,320
Interest rate contracts [member] | Over-the-counter [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	49,595	50,717
Interest rate contracts [member] | Over-the-counter [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	215
Interest rate contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	480,603	424,211
Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	6,059,794	5,370,111
Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	86,657	92,773
Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	5,973,137	5,277,338
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1],[2]	1,551,034	1,440,886
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	21,952	21,336
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	25,135	33,155
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	36,390	37,292
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	879,804	861,279
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	587,753	487,824
Foreign exchange and gold contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	21,952	21,336
Foreign exchange and gold contracts [member] | Exchange-traded [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	21,952	21,336
Foreign exchange and gold contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	1,504,217	1,403,539
Foreign exchange and gold contracts [member] | Over-the-counter [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	25,135	33,155
Foreign exchange and gold contracts [member] | Over-the-counter [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	36,390	37,292
Foreign exchange and gold contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	879,804	861,279
Foreign exchange and gold contracts [member] | Over-the-counter [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	562,888	471,813
Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	24,865	16,011
Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	24,865	16,011
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1],[2]	254,055	216,047
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	143,749	127,703
Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	27,155	27,961
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[1]	83,151	60,383
Other derivative contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	105,633	86,201
Other derivative contracts [member] | Exchange-traded [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	59,329	54,880
Other derivative contracts [member] | Exchange-traded [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	46,304	31,321
Other derivative contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	139,102	120,143
Other derivative contracts [member] | Over-the-counter [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	84,420	72,823
Other derivative contracts [member] | Over-the-counter [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	18,086	18,408
Other derivative contracts [member] | Over-the-counter [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	36,596	28,912
Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	9,320	9,703
Other derivative contracts [member] | Settled through central counterparties [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	9,069	9,553
Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	251	150
Trading derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	8,595,691	7,591,733
Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	6,921,281	6,098,166
Trading derivatives [member] | Interest rate contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	617,297	470,447
Trading derivatives [member] | Interest rate contracts [member] | Exchange-traded [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	606,019	445,831
Trading derivatives [member] | Interest rate contracts [member] | Exchange-traded [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	5,848	12,829
Trading derivatives [member] | Interest rate contracts [member] | Exchange-traded [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	5,430	11,787
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	522,504	476,998
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	45,572	42,320
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	49,595	50,717
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	215
Trading derivatives [member] | Interest rate contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	427,122	383,961
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	5,781,480	5,150,721
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	86,657	92,773
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	5,694,823	5,057,948
Trading derivatives [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	1,421,320	1,278,338
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	21,952	21,336
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange-traded [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	21,952	21,336
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	1,374,503	1,240,991
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	25,135	33,155
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	36,390	37,292
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	771,246	722,095
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	541,732	448,449
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	24,865	16,011
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	24,865	16,011
Trading derivatives [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	253,090	215,229
Trading derivatives [member] | Other derivative contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	105,633	86,201
Trading derivatives [member] | Other derivative contracts [member] | Exchange-traded [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	59,329	54,880
Trading derivatives [member] | Other derivative contracts [member] | Exchange-traded [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	46,304	31,321
Trading derivatives [member] | Other derivative contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	138,137	119,325
Trading derivatives [member] | Other derivative contracts [member] | Over-the-counter [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	83,455	72,005
Trading derivatives [member] | Other derivative contracts [member] | Over-the-counter [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	18,086	18,408
Trading derivatives [member] | Other derivative contracts [member] | Over-the-counter [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	36,596	28,912
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	9,320	9,703
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	9,069	9,553
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	251	150
Hedging derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	462,474	423,006
Hedging derivative [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	331,795	259,640
Hedging derivative [member] | Interest rate contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	53,481	40,250
Hedging derivative [member] | Interest rate contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	53,481	40,250
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	278,314	219,390
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	278,314	219,390
Hedging derivative [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	129,714	162,548
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	129,714	162,548
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	108,558	139,184
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over-the-counter [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	21,156	23,364
Hedging derivative [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	965	818
Hedging derivative [member] | Other derivative contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	965	818
Hedging derivative [member] | Other derivative contracts [member] | Over-the-counter [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	[2]	$ 965	$ 818

[1]	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
[2]	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.